Condensed Consolidated Statement of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Statement of Comprehensive Income [Abstract]
Revenue	$ 439,572	$ 433,815	$ 1,329,739	$ 1,263,033
Cost of services (excluding depreciation and amortization)	193,972	183,045	590,321	547,406
Selling, general and administrative	154,820	130,065	486,801	413,671
Depreciation and amortization	66,932	68,771	205,711	204,622
Impairment expense on goodwill and other assets	203,360	0	203,583	1,295
Restructuring and other costs	4,235	12,738	37,565	26,420
Loss / (gain) on disposal of subsidiaries and other assets, net	880	196	2,007	(254)
Operating (loss) / income	(184,627)	39,000	(196,249)	69,873
Other expense, net	(14,214)	(608)	(13,708)	(6,499)
Interest expense, net	(41,666)	(34,141)	(111,078)	(102,363)
(Loss) / income before taxes	(240,507)	4,251	(321,035)	(38,989)
Income tax expense	7,032	91,926	21,905	118,290
Net loss	$ (247,539)	$ (87,675)	$ (342,940)	$ (157,279)
Net loss per share - basic	$ (4.74)	$ (1.52)	$ (6.61)	$ (2.67)
Net loss per share - diluted	$ (4.74)	$ (1.52)	$ (6.61)	$ (2.67)
Net loss	$ (247,539)	$ (87,675)	$ (342,940)	$ (157,279)
(Loss) / gain on foreign currency translation	(1,703)	1,477	(4,614)	20,208
Total comprehensive loss	$ (249,242)	$ (86,198)	$ (347,554)	$ (137,071)